Fair Value Measurements - Additional Information (Details)	12 Months Ended
	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 Warrant [Member] Minimum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2012 Options [Member] Minimum [Member]	Dec. 31, 2012 Options [Member] Maximum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Expected dividend rate	0.00%			0.00%
Risk free interest rate		1.15%	1.36%		1.37%	1.41%
Expected volatility rate		146.00%	155.00%		140.00%	145.00%
Expected life		2 years 3 months 18 days	3 years 2 months 12 days		4 years 10 months 24 days	5 years 4 months 24 days